FINANCIAL INSTRUMENTS – FAIR VALUE (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
SCHEDULE OF FINANCIAL INSTRUMENTS

Items measured at fair value (in thousands):

	As of
	June 30, 2026				December 31, 2025
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial Assets Measured at Fair Value (FV)
Investments in Financial Assets	$12,816	$—	$—	$12,816	$16,731	$—	$—	$16,731
Total Financial Assets Measured at Fair Value (FV)	$12,816	$—	$—	$12,816	$16,731	$—	$—	$16,731